UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2026

MFS®  Intermediate High
Income Fund
CIH-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Intermediate High Income Fund’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Intermediate High
Income Fund
New York Stock Exchange Symbol: CIF

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)

160
140
120
100
80
60
40
20
0
-20
-40
-60
144.4%
0.1%
(44.6)%
0.1%
Fixed Income 144.4%
Equities 0.1%
Cash & Cash Equivalents (Less Liabilities) (b) (44.6)%
Other 0.1%

Top five industries (i)
Midstream	9.6%
Financial Institutions	7.9%
Insurance - Property & Casualty	6.3%
Medical & Health Technology & Services	6.2%
Business Services	6.2%
Composition including fixed income credit quality (a)(i)
BBB	1.7%
BB	74.2%
B	53.5%
CCC	14.7%
CC	0.1%
D	0.2%
Non-Fixed Income	0.1%
Cash & Cash Equivalents (Less Liabilities) (b)	(44.6)%
Other	0.1%
Portfolio facts
Average Duration (d)	4.3
Average Effective Maturity (m)	3.8 yrs.

(a)
 For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)
 Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents
(Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and
Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)
 Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about
5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)
 For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)
 In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of May 31, 2026.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Michael Skatrud	Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 9.50% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 141.9%
Aerospace & Defense – 4.7%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$158,000	$161,046
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		60,000	61,503
Bombardier, Inc., 7.25%, 7/01/2031 (n)		91,000	95,617
Bombardier, Inc., 7%, 6/01/2032 (n)		53,000	55,199
Bombardier, Inc., 6.75%, 6/15/2033 (n)		114,000	118,737
MOOG, Inc., 5.5%, 10/15/2034 (n)		147,000	145,634
TransDigm, Inc., 6.75%, 8/15/2028 (n)		108,000	109,333
TransDigm, Inc., 6.375%, 3/01/2029 (n)		82,000	83,610
TransDigm, Inc., 6.875%, 12/15/2030 (n)		227,000	233,996
TransDigm, Inc., 6.375%, 5/31/2033 (n)		274,000	276,631
TransDigm, Inc., 6.125%, 7/31/2034 (n)		142,000	141,413
			$1,482,719
Airlines – 0.1%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$33,000	$30,355
Auto & Auto Components – 4.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$262,000	$245,407
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		36,000	36,101
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		69,000	69,257
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		123,000	123,340
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		72,000	74,430
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	116,727
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$42,000	43,023
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		135,000	134,724
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		135,000	133,393
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		67,000	57,941
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		140,000	143,967
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		152,000	163,106
Wabash National Corp., 4.5%, 10/15/2028 (n)		32,000	27,214
			$1,368,630
Brokerage & Asset Managers – 2.8%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$69,000	$69,022
Aretec Group, Inc., 10%, 8/15/2030 (n)		101,000	107,121
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		107,000	106,741
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		66,000	67,963
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		331,000	331,830
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		203,000	206,511
			$889,188

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 4.3%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$149,000	$155,148
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		65,000	39,367
Knife River Corp., 7.75%, 5/01/2031 (n)		107,000	111,087
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		84,000	51,747
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		126,000	105,500
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		47,000	46,213
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		138,000	128,929
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		56,000	56,140
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		179,000	178,786
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		318,000	323,808
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		160,000	159,455
			$1,356,180
Business Services – 6.1%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	100,000	$123,534
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$167,000	160,980
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		185,000	188,221
CACI International, Inc., 6.375%, 6/15/2033 (n)		248,000	253,635
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		200,000	154,889
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		178,000	176,313
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		132,000	134,051
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)		202,000	203,039
SE Cosmos LLC, 8.875%, 5/01/2031 (n)		154,000	161,075
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		202,000	199,464
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		137,000	143,954
			$1,899,155
Cable TV – 6.0%
Cable One, Inc., 4%, 11/15/2030 (n)		$112,000	$71,554
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		372,000	351,573
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		299,000	278,267
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		63,000	55,278
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	126,932
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		55,000	56,206
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		44,000	46,037
DISH DBS Corp., 5.125%, 6/01/2029		143,000	129,423
DISH Network Corp., 11.75%, 11/15/2027 (n)		118,000	121,585
EchoStar Corp., 10.75%, 11/30/2029		145,824	158,473
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		125,247	127,932
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		200,000	164,205

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		$200,000	$174,529
			$1,861,994
Chemicals – 2.9%
Chemours Co., 4.625%, 11/15/2029 (n)		$210,000	$201,536
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		67,000	49,946
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	145,000	171,815
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$124,000	124,807
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		94,000	95,854
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		186,000	184,061
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		94,000	93,245
			$921,264
Conglomerates – 2.1%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$135,000	$137,228
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		121,000	122,621
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		122,000	118,430
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		111,000	113,481
ESAB Corp., 5.625%, 4/01/2031 (n)		161,000	161,798
			$653,558
Construction – 1.9%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$137,000	$140,698
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		86,000	82,484
Mattamy Group Corp., 6%, 12/15/2033 (n)		99,000	94,502
New Home Co., 8.5%, 11/01/2030 (n)		142,000	143,374
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		122,000	119,017
			$580,075
Consumer Products – 2.5%
Acushnet Co., 5.625%, 12/01/2033 (n)		$172,000	$170,655
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		125,000	75,025
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		131,000	137,317
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		115,000	110,695
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		53,000	50,520
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		124,000	123,559
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		125,000	114,720
			$782,491
Consumer Services – 4.0%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$68,000	$69,524
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		132,000	138,006
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		143,000	138,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Garda World Security Corp., 6.5%, 1/15/2031 (n)	$70,000	$71,199
Garda World Security Corp., 8.375%, 11/15/2032 (n)	171,000	177,174
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	186,000	182,378
Service Corp. International, 5.75%, 10/15/2032	289,000	291,346
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	130,000	121,532
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	51,000	51,321
		$1,241,191
Containers – 1.7%
Ball Corp., 6%, 6/15/2029	$106,000	$107,767
Ball Corp., 2.875%, 8/15/2030	226,000	205,592
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	83,000	79,750
Crown Americas LLC, 5.875%, 6/01/2033	133,000	133,756
		$526,865
Diversified Financial Services – 9.4%
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	$170,000	$176,670
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)	80,000	69,185
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	69,000	72,077
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	117,000	117,819
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	96,000	94,501
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)	56,000	53,845
FirstCash, Inc., 6.125%, 5/01/2034 (n)	134,000	134,101
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	131,000	136,452
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)	69,000	66,880
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	51,000	52,802
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	122,000	121,860
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	103,000	108,046
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	109,000	111,405
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	136,000	134,974
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)	57,000	57,061
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	114,000	119,921
OneMain Finance Corp., 6.625%, 5/15/2029	143,000	145,229
OneMain Finance Corp., 5.375%, 11/15/2029	89,000	86,834
OneMain Finance Corp., 7.5%, 5/15/2031	84,000	86,596
OneMain Finance Corp., 6.75%, 9/15/2033	95,000	93,083
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	299,000	290,464
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	91,000	92,394
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	231,000	234,581
Rocket Cos., Inc., 4%, 10/15/2033 (n)	46,000	41,292
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	81,000	82,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	$145,000	$146,581
		$2,927,648
Electrical Equipment – 0.5%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)	$141,000	$141,193
Energy - Independent – 5.8%
California Resources Corp., 7%, 1/15/2034 (n)	$121,000	$121,977
Chord Energy Corp., 6%, 10/01/2030 (n)	42,000	42,523
Chord Energy Corp., 6.75%, 3/15/2033 (n)	145,000	148,872
CNX Resources Corp., 7.25%, 3/01/2032 (n)	168,000	173,635
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	202,000	198,473
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	174,000	178,528
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)	135,000	136,370
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	97,000	98,462
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)	54,000	53,691
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	182,000	188,148
Matador Resources Co., 6.5%, 4/15/2032 (n)	54,000	54,720
Matador Resources Co., 6%, 4/15/2034 (n)	68,000	67,188
SM Energy Co., 8.625%, 11/01/2030 (n)	52,000	54,975
SM Energy Co., 8.75%, 7/01/2031 (n)	117,000	122,479
SM Energy Co., 6.625%, 4/15/2034 (n)	66,000	66,358
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	114,000	117,072
		$1,823,471
Entertainment & Leisure – 2.4%
Life Time, Inc., 6%, 11/15/2031 (n)	$110,000	$111,594
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	123,000	126,581
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	93,000	95,034
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)	138,000	141,712
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	117,000	117,234
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	171,000	171,036
		$763,191
Food & Beverages – 3.7%
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)	$161,000	$163,666
Performance Food Group Co., 6.125%, 9/15/2032 (n)	98,000	99,078
Performance Food Group Co., 5.625%, 3/01/2034 (n)	105,000	102,605
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	281,000	273,360
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	107,000	106,043
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	234,000	230,788
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	62,000	61,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$120,000	$122,639
		$1,160,090
Hardware, Peripherals, & Assembly – 1.2%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)	$107,000	$107,953
Virtusa Corp., 7.125%, 12/15/2028 (n)	94,000	78,483
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)	175,000	177,520
		$363,956
Industrial – 1.8%
AECOM, 6%, 8/01/2033 (n)	$209,000	$209,324
APi Escrow Corp., 4.75%, 10/15/2029 (n)	251,000	246,871
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	114,000	117,418
		$573,613
Insurance - Health – 1.2%
Centene Corp., 4.625%, 12/15/2029	$67,000	$65,256
Centene Corp., 3%, 10/15/2030	108,000	97,331
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)	219,000	222,075
		$384,662
Insurance - Property & Casualty – 6.2%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	$45,000	$44,944
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	143,000	138,088
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	76,000	74,226
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	121,000	122,825
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	53,000	53,124
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)	81,000	80,586
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	137,000	132,895
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	200,000	201,702
Asurion LLC, 8%, 12/31/2032 (n)	152,000	158,504
Asurion LLC, 8.375%, 2/01/2034 (n)	160,000	156,375
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	145,000	145,598
Hub International Ltd., 5.625%, 12/01/2029 (n)	51,000	50,242
Hub International Ltd., 7.25%, 6/15/2030 (n)	156,000	160,126
Hub International Ltd., 7.375%, 1/31/2032 (n)	125,000	128,055
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	188,000	188,529
USI, Inc. of New York, 7.5%, 1/15/2032 (n)	92,000	93,661
		$1,929,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)	$167,000	$165,531
Machinery & Tools – 1.7%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$116,000	$124,496
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	271,000	281,776
Terex Corp., 6.25%, 10/15/2032 (n)	133,000	135,037
		$541,309
Media – 5.7%
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	$26,000	$23,521
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)	126,000	120,883
Graham Holdings Co., 5.625%, 12/01/2033 (n)	154,000	151,256
Gray Media, Inc., 4.75%, 10/15/2030 (n)	53,000	40,150
Gray Media, Inc., 9.625%, 7/15/2032 (n)	109,000	107,508
Gray Media, Inc., 7.25%, 8/15/2033 (n)	83,000	82,272
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)	191,000	192,522
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)	99,000	99,623
Paramount Global, 4.95%, 1/15/2031	53,000	49,435
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)	68,000	63,010
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)	149,000	153,097
Stagwell Global LLC, 5.625%, 8/15/2029 (n)	162,000	157,674
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	187,000	188,258
Univision Communications, Inc., 8.875%, 4/15/2033 (n)	81,000	80,691
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)	94,000	97,664
ViacomCBS, Inc., 4.375%, 3/15/2043	80,000	51,204
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	150,000	109,687
		$1,768,455
Medical & Health Technology & Services – 6.1%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$140,000	$143,616
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	124,000	128,030
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	107,000	97,305
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	244,000	229,933
Concentra, Inc., 6.875%, 7/15/2032 (n)	141,000	145,940
Encompass Health Corp., 4.75%, 2/01/2030	161,000	158,402
Encompass Health Corp., 4.625%, 4/01/2031	58,000	56,133
Encompass Health Corp., 5.875%, 6/01/2034 (n)	53,000	53,328
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)	93,000	93,733
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	205,149
IQVIA, Inc., 6.25%, 6/01/2032 (n)	131,000	133,830
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)	109,000	114,015
Star Parent, Inc., 9%, 10/01/2030 (n)	81,000	85,035
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	163,000	163,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	$105,000	$100,591
		$1,908,421
Medical Equipment – 1.3%
Insulet Corp., 6.5%, 4/01/2033 (n)	$169,000	$171,961
Medline Borrower LP, 5.25%, 10/01/2029 (n)	190,000	189,674
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	55,000	56,449
		$418,084
Metals & Mining – 3.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$155,000	$69,007
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)	115,000	119,119
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	161,000	161,056
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	266,000	253,946
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	114,000	114,022
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	133,000	137,952
Mineral Resources Ltd., 6%, 5/01/2032 (n)	82,000	81,678
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)	76,107	43,999
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)	107,000	102,302
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	142,000	148,289
		$1,231,370
Midstream – 9.4%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)	$276,000	$272,686
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	100,000	104,106
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	84,000	86,733
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	144,000	149,439
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034	77,000	77,297
NuStar Logistics LP, 6.375%, 10/01/2030	167,000	173,396
Prairie Acquiror LP, 9%, 8/01/2029 (n)	129,000	134,463
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	75,000	77,985
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	146,000	149,303
Sunoco LP, 4.625%, 5/01/2030 (n)	158,000	153,307
Sunoco LP, 7.25%, 5/01/2032 (n)	200,000	208,977
Sunoco LP, 6.625%, 8/15/2032 (n)	68,000	69,428
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	217,000	216,980
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	66,000	68,138
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	35,000	35,762
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	97,000	100,077
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	69,000	70,534
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	117,000	127,383

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$144,000	$149,845
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 12/31/2099 (n)		204,000	201,460
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		50,000	55,180
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		127,000	132,779
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		132,000	140,003
			$2,955,261
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	$119,317
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		100,000	123,044
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$57,000	60,136
			$302,497
Oil Services – 1.6%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$140,000	$146,785
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		210,000	216,373
Valaris Ltd., 8.375%, 4/30/2030 (n)		129,000	134,354
			$497,512
Pharmaceuticals & Biotechnology – 2.1%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$200,000	$204,763
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		110,000	101,715
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	38,071
Genmab A.S., 6.25%, 12/15/2032 (n)		200,000	203,727
Grifols S.A., 7.125%, 5/01/2030	EUR	100,000	121,447
			$669,723
Pollution Control – 1.1%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$204,000	$205,025
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		73,000	75,374
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		74,000	75,984
			$356,383
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$62,000	$50,689
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		102,000	106,202
			$156,891

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 3.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)	$187,000	$182,645
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	234,000	239,129
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)	27,000	27,685
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)	69,000	68,453
Rithm Capital Corp., 8.5%, 6/01/2031 (n)	94,000	93,832
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)	176,000	175,961
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)	46,000	46,509
XHR LP, REIT, 4.875%, 6/01/2029 (n)	167,000	164,457
		$998,671
Refining – 0.5%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)	$121,000	$123,915
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)	27,000	26,880
		$150,795
Restaurants – 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$180,000	$183,265
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)	101,000	101,754
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)	132,000	125,093
		$410,112
Retail & E-commerce – 4.7%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	$210,809	$233,122
Carvana Co., 9%, 6/01/2031 (n)	312,915	345,846
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)	10,000	9,964
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)	94,000	98,139
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)	117,000	116,872
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)	157,000	153,278
Michaels Cos., Inc., 11%, 3/15/2034 (n)	55,000	52,002
Penske Automotive Group Co., 3.75%, 6/15/2029	113,000	108,301
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)	94,000	94,158
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	250,000	251,907
		$1,463,589
Software – 4.4%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$146,000	$151,130
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)	80,000	86,355
Cloud Software Group, Inc., 9%, 9/30/2029 (n)	41,000	40,513
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	176,000	172,789
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)	111,000	101,031
CoreWeave, Inc., 9.25%, 6/01/2030 (n)	47,000	47,951
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	133,000	137,186
Fair Isaac Corp., 6%, 5/15/2033 (n)	242,000	239,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Software – continued
Flash Compute LLC, 7.25%, 12/31/2030 (n)	$108,000	$111,341
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	172,000	175,836
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)	54,000	56,412
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)	52,000	53,193
		$1,373,390
Supermarkets – 1.8%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)	$314,000	$314,598
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)	138,000	144,127
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)	97,000	98,295
		$557,020
Telecommunications - Wireless – 1.5%
Altice France S.A., 9.5%, 11/01/2029 (n)	$186,363	$189,463
Altice France S.A., 6.5%, 4/15/2032 (n)	77,439	75,362
Zegona Finance PLC, 8.625%, 7/15/2029 (n)	200,000	209,342
		$474,167
Telephone Services – 1.3%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)	$78,304	$80,656
Level 3 Financing, Inc., 7%, 3/31/2034 (n)	70,248	72,811
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)	143,000	141,262
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)	100,000	104,835
		$399,564
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)	$134,000	$139,139
Transportation & Logistics – 1.1%
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)	$94,000	$94,077
RXO, Inc., 6.375%, 5/15/2031 (n)	121,000	121,628
XPO, Inc., 7.125%, 2/01/2032 (n)	133,000	137,779
		$353,484
Travel, Gaming, & Lodging – 5.1%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$238,000	$238,013
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	290,000	286,847
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	143,000	131,269
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	68,000	68,771
Pioneer OpCo LLC, 7%, 5/15/2033 (n)	94,000	96,030
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	121,000	121,956
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	198,000	195,233
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)	74,000	72,949
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	199,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Travel, Gaming, & Lodging – continued
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	$200,000	$200,499
		$1,610,959
Utilities – 6.0%
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	$184,000	$171,470
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)	95,000	94,346
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)	146,000	144,908
NRG Energy, Inc., 5.75%, 1/15/2034 (n)	249,000	246,294
NRG Energy, Inc., 6%, 1/15/2036 (n)	209,000	207,604
PG&E Corp., 5.25%, 7/01/2030	225,000	222,611
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	98,000	99,802
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)	175,000	174,356
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)	68,000	68,383
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	162,000	161,080
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	38,000	36,695
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	130,000	135,400
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	76,000	81,475
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	33,000	35,459
		$1,879,883
Total Bonds (Identified Cost, $44,380,273)		$44,443,179
Common Stocks – 0.1%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)	5,176	$746
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	200	$37,328
Total Common Stocks (Identified Cost, $44,646)		$38,074
Mutual Funds (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $1,119,990)	1,119,963	$1,120,075

Other Assets, Less Liabilities – (45.6)%		(14,280,311)
Net Assets – 100.0%		$31,321,017

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$1,120,075 and $44,481,253, respectively.

Portfolio of Investments (unaudited) – continued
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,568,619, representing 129.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	7/21/21-7/26/21	$76,734	$43,999
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 5/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	106,389	USD	124,208	Merrill Lynch International	7/17/2026	$122
USD	991,371	EUR	836,166	Merrill Lynch International	7/17/2026	14,191
						$14,313
Liability Derivatives
GBP	982	USD	1,338	UBS AG	7/17/2026	$(15)
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/26 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $44,424,919)	$44,481,253
Investments in affiliated issuers, at value (identified cost, $1,119,990)	1,120,075
Foreign currency, at value (identified cost, $553)	547
Receivables for
Forward foreign currency exchange contracts	14,313
Investments sold	213,104
Interest	814,180
Receivable from investment adviser	8,493
Other assets	14,077
Total assets	$46,666,042
Liabilities
Notes payable	$15,000,000
Payables for
Distributions	16,931
Forward foreign currency exchange contracts	15
Investments purchased	255,094
Payable to affiliates
Administrative services fee	192
Transfer agent and dividend disbursing costs	549
Payable for independent Trustees' compensation	523
Accrued interest expense	9,601
Accrued expenses and other liabilities	62,120
Total liabilities	$15,345,025
Net assets	$31,321,017
Net assets consist of
Paid-in capital	$41,833,272
Total distributable earnings (loss)	(10,512,255)
Net assets	$31,321,017
Shares of beneficial interest outstanding (unlimited number of shares authorized)	17,582,413
Net asset value per share (net assets of $31,321,017 / 17,582,413 shares of beneficial interest outstanding)	$1.78
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/26 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,706,648
Dividends from affiliated issuers	17,842
Other	14
Total investment income	$1,724,504
Expenses
Management fee	$133,301
Transfer agent and dividend disbursing costs	8,109
Administrative services fee	8,727
Independent Trustees' compensation	3,919
Stock exchange fee	11,851
Custodian fee	8,421
Shareholder communications	25,944
Audit and tax fees	53,904
Legal fees	483
Interest expense and fees	358,858
Miscellaneous	20,958
Total expenses	$634,475
Reduction of expenses by investment adviser	(59,358)
Net expenses	$575,117
Net investment income (loss)	$1,149,387
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(184,660)
Affiliated issuers	177
Forward foreign currency exchange contracts	(15,851)
Foreign currency	2,284
Net realized gain (loss)	$(198,050)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(588,542)
Affiliated issuers	(94)
Forward foreign currency exchange contracts	10,215
Translation of assets and liabilities in foreign currencies	47
Net unrealized gain (loss)	$(578,374)
Net realized and unrealized gain (loss)	$(776,424)
Change in net assets from operations	$372,963
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25
Change in net assets
From operations
Net investment income (loss)	$1,149,387	$2,053,656
Net realized gain (loss)	(198,050)	(267,746)
Net unrealized gain (loss)	(578,374)	799,446
Change in net assets from operations	$372,963	$2,585,356
Distributions to shareholders	$(1,109,152)	$(2,058,403)
Tax return of capital distributions to shareholders	$—	$(1,076,512)
Distributions from other sources	$(435,576)(a)	$—
Change in net assets from fund share transactions	$(525,624)	$(163,570)
Total change in net assets	$(1,697,389)	$(713,129)
Net assets
At beginning of period	33,018,406	33,731,535
At end of period	$31,321,017	$33,018,406

(a)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/26 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$372,963
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(10,492,540)
Proceeds from disposition of investment securities	11,985,207
Purchase of short-term investments, net	(301,995)
Realized gain/loss on investments	184,660
Unrealized appreciation/depreciation on investments	588,636
Unrealized appreciation/depreciation on foreign currency contracts	(10,215)
Net amortization/accretion of income	(147,666)
Increase in interest receivable	(40,032)
Decrease in accrued expenses and other liabilities	(55,515)
Increase in receivable from investment adviser	(2,238)
Increase in other assets	(12,061)
Increase in interest payable	3,456
Net cash provided by operating activities	$2,072,660
Cash flows from financing activities:
Distributions paid in cash	$(1,546,489)
Repurchase of shares of beneficial interest	(525,624)
Net cash used by financing activities	$(2,072,113)
Net increase in cash and restricted cash	$547
Cash and restricted cash:
Beginning of period	$—
End of period (including foreign currency of $547)	$547
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2026 for interest was $355,402.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$1.84	$1.87	$1.82	$1.83	$2.32	$2.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.11	$0.10	$0.09	$0.11	$0.13
Net realized and unrealized gain (loss)	(0.03)	0.03	0.13	0.06	(0.40)	(0.05)
Total from investment operations	$0.03	$0.14	$0.23	$0.15	$(0.29)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.11)	$(0.11)	$(0.09)	$(0.12)	$(0.14)
From tax return of capital	—	(0.06)	(0.07)	(0.08)	(0.08)	(0.09)
From other sources	(0.02)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.17)	$(0.18)	$(0.17)	$(0.20)	$(0.23)
Net increase from repurchase of capital shares	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.01	$—	$—
Net asset value, end of period (x)	$1.78	$1.84	$1.87	$1.82	$1.83	$2.32
Market value, end of period	$1.62	$1.74	$1.77	$1.64	$1.83	$2.97
Total return at market value (%)	(1.96)(n)	8.96	19.09	(0.77)	(32.19)	30.89
Total return at net asset value (%) (j)(r)(s)(x)	1.87 (n)	8.75	13.70	10.13	(13.19)	2.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	3.93 (a)	4.06	4.27	4.03	2.53	1.84
Expenses after expense reductions	3.56 (a)	3.79	4.18	3.95	2.23	1.65
Net investment income (loss)	7.12 (a)	6.23	5.53	5.20	5.54	5.27
Portfolio turnover rate	22 (n)	51	59	44	31	65
Net assets at end of period (000 omitted)	$31,321	$33,018	$33,732	$33,612	$35,545	$44,943
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.34 (a)	1.34	1.34	1.34	1.34	1.34

Financial Highlights – continued
	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,000	$15,000	$15,000	$15,000	$16,000	$18,500
Asset coverage per $1,000 of indebtedness (k)	$3,088	$3,201	$3,249	$3,241	$3,222	$3,429

(a)	Annualized.
(b)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)
Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume

Notes to Financial Statements (unaudited) - continued
prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$37,328	$37,328
United Kingdom	746	—	—	746
U.S. Corporate Bonds	—	39,055,078	—	39,055,078
Foreign Bonds	—	5,388,101	—	5,388,101
Investment Companies	1,120,075	—	—	1,120,075
Total	$1,120,821	$44,443,179	$37,328	$45,601,328
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$14,313	$—	$14,313
Forward Foreign Currency Exchange Contracts – Liabilities	—	(15)	—	(15)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/25	$37,328
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/26	$37,328
At May 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$14,313	$(15)

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(15,851)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$10,215
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of

Notes to Financial Statements (unaudited) - continued
Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows.  Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments.  Restricted cash is presented in the fund's Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/26
Cash	$547
Restricted cash included in Cash collateral posted	—
Restricted cash included in Cash pledged	—
Total cash and restricted cash in the Statement of Cash Flows	$547

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 9.50% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2026, the amount of distributions estimated to be a tax return of capital was approximately $435,576 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted

Notes to Financial Statements (unaudited) - continued
accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the six months ended May 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/25
Ordinary income (including any short-term capital gains)	$2,058,403
Tax return of capital (b)	1,076,512
Total distributions	$3,134,915

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$45,333,613
Gross appreciation	930,937
Gross depreciation	(663,222)
Net unrealized appreciation (depreciation)	$267,715
As of 11/30/25
Capital loss carryforwards	(10,200,157)
Other temporary differences	(18,733)
Net unrealized appreciation (depreciation)	878,400
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(561,691)
Long-Term	(9,638,466)
Total	$(10,200,157)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser

Notes to Financial Statements (unaudited) - continued
a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“net leverage income”); provided, however, if the fund’s net leverage income is less than zero, MFS will reduce its management fee by an amount equivalent to the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2027. For the six months ended May 31, 2026, this reduction amounted to $59,358, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2026, fees paid to MFSC amounted to $1,571.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.0541% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $10,179,231 and $11,797,787, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 319,573 shares of beneficial interest during the six months ended May 31, 2026 at an average price per share of $1.64 and a weighted average discount of 8.01% per share. The fund repurchased 102,100 shares of beneficial interest during the year ended November 30, 2025 at an average price per share of $1.60 and a weighted average discount of 8.28% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Capital shares repurchased	(319,573)	$(525,624)	(102,100)	$(163,570)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $17,000,000. At May 31, 2026, the fund had outstanding borrowings under this agreement in the amount of $15,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $357,595 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $1,263 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six month ended May 31, 2026, the average loan balance was $15,000,000 at a weighted average annual interest rate of 4.78%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$818,174	$6,639,578	$6,337,760	$177	$(94)	$1,120,075

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,842	$—
(8) Subsequent Event
On December 10, 2025, the Board of Trustees (the “Board”) of the fund approved a reorganization of the fund with and into the MFS Multimarket Income Trust (“MMT”) (the “Reorganization”), subject to approval by the fund’s shareholders and the satisfaction of certain other conditions. The Reorganization was approved by the fund’s shareholders at the Special Meeting of Shareholders held on May 1, 2026, and all other conditions have been satisfied or waived. The Reorganization was completed on June 22, 2026 (the “Closing Date”), and, as of the Closing Date, shareholders of the fund became shareholders of MMT. Additionally, as of the Closing Date, abrdn Inc. (“Aberdeen”) became the appointed investment manager of MMT, which was renamed the Aberdeen Multi-Market Income Fund.  On the Closing Date, MFS ceased serving as the appointed investment manager of MMT.

Report of Independent Registered Public
Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intermediate High Income Fund
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Intermediate High Income Fund (the “Fund”), including the portfolio of investments, as of May 31, 2026, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2025 , the statement of operations and the statement of changes in net assets for the year ended November 30, 2025, the financial highlights for each of the five years in the period then ended, and the related notes (not presented herein); and in our report dated January 14, 2026, we expressed an unqualified opinion on those financial statements. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended November 30, 2025 and the financial highlights for each of the five years in the period then ended, is fairly stated, in all material respects, in relation to the statement of changes in net assets and the financial highlights from which it has been derived.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2026

Results of Shareholder Meeting (unaudited)
At the special meeting of shareholders of MFS Intermediate High Income Fund, which was held on March 11, 2026, and adjourned to May 1, 2026, the following action was taken:
Item 1: To approve an Agreement and Plan of Reorganization between MFS Intermediate High Income Fund (the “Target Fund”) and MFS Multimarket Income Trust (the “Acquiring Fund”), pursuant to which the Target Fund would transfer substantially all of its assets to the Acquiring Fund, and the Acquiring Fund would assume all stated liabilities of the Target Fund, in exchange solely for newly issued common shares of the Acquiring Fund, which will be distributed by the Target Fund to the shareholders of the Target Fund (although cash may be distributed in lieu of any fractional shares) in the form of a liquidating distribution, and the Target Fund will be liquidated, terminated, and dissolved in accordance with its Declaration of Trust and Massachusetts law.
Number of Shares
For	Against/ Withheld/ Abstention
6,654,754	2,344,808

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: CIF

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

12/01/25-12/31/25	0	N/A	0	1,790,198
01/01/26-01/31/26	0	N/A	0	1,790,198
02/01/26-02/28/26	0	N/A	0	1,790,198
03/01/26-03/31/26	114,508	1.64	114,508	1,675,690
04/01/26-04/30/26	99,429	1.65	99,429	1576,261
05/01/26-05/31/26	105,636	1.64	105,636	1,470,625
Total	319,573	1.64	319,573

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2025 plan year is 1,790,198.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2026

* Print name and title of each signing officer under his or her signature.